Convertible Notes (Details Textual) (Convertible Notes Payable [Member]) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 10, 2013 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 01, 2013 USD ($)	Oct. 31, 2013 USD ($)
Short-term Debt [Line Items]
Debt Instrument, Face Amount					$ 1.84
Debt Instrument, Convertible, Conversion Price	0.01		0.01	$ 3.57	$ 7.45
Gains (Losses) on Extinguishment of Debt		$ 2.9
Fair Value Assumptions, Expected Dividend Rate		0.00%
Fair Value Assumptions, Risk Free Interest Rate		1.71%
Fair Value Assumptions, Expected Term		5 years
Fair Value Assumptions, Expected Volatility Rate		70.00%
Fair Value Inputs, Discount Rate		20.00%
Debt Conversion, Converted Instrument, Shares Issued	515,403	1,026,432